Current and long-term debt - Unsecured senior notes due 2020 (Details) - USD ($)			1 Months Ended
	Jun. 09, 2014	May 12, 2014	Jun. 09, 2014	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt outstanding				$ 2,552,473,000	$ 2,910,315,000
Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		$ 50,000,000.0
Borrowings interest rate		6.75%
Drawdowns	$ 3,750,000		$ 51,800,000
Minimum denominations		$ 25.00
Integral multiples		$ 25.00
Net borrowings limit		70.00%
Consolidated tangible net worth		$ 650,000,000.0
Debt outstanding				$ 53,750,000	$ 53,750,000
Borrowings, Redemption, Period One [Member] | Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage		100.00%
Borrowings, Redemption, Period Two [Member] | Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage		101.00%